Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001809691
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40463
Entity Registrant Name	AMTD Digital Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27-29 rue de Bassano
Entity Address, Postal Zip Code	75008
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	each representing 0.4 Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	HKD
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	6783
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of AMTD Digital Inc. and its subsidiaries (the “Company”) as of October 31, 2024 and 2023, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the year ended October 31, 2024, six months ended October 31, 2023 and years ended April 30, 2023 and 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of October 31, 2024 and 2023, and the results of its operations and its cash flows for the year ended October 31, 2024, six months ended October 31, 2023 and years ended April 30, 2023 and 2022 in conformity with generally accepted accounting principles in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	27-29 rue de Bassano
Entity Address, Postal Zip Code	75008
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Feridun Hamdullahpur
City Area Code	+33 (0)
Local Phone Number	1 7673 2800
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	32,793,921
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	65,741,346